Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties	$ 13,139.0	$ 11,565.1
Real Estate joint ventures	3,022.1	2,563.6
Limited partnerships	357.5	362.0
Real Estate Related	1,818.4	1,499.3
Marketable Securities Excluding Real Estate	3,831.1	3,119.6
Total Investments	22,168.1	19,109.6
Mortgage loans payable	(2,373.8)	(2,279.1)
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	2,369.9	1,989.1
US Government Agencies Debt Securities [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	2,369.9	1,989.1
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,461.2	1,130.5
US Treasury Securities [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,461.2	1,130.5
Fair Value, Inputs, Level 1 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate Related	1,818.4	1,499.3
Total Investments	1,818.4	1,499.3
Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Total Investments	3,831.1	3,119.6
Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties	13,139.0	11,565.1
Real Estate joint ventures	3,022.1	2,563.6
Limited partnerships	357.5	362.0
Total Investments	16,518.6	14,490.7
Mortgage loans payable	$ (2,373.8)	$ (2,279.1)